Shareholder Report, Holdings (Details) - C000005462	Jun. 30, 2024
PAR Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Onto Innovation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Saia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Range Resources
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Selective Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SPX Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cboe Global Markets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AZZ
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%